Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plans
Defined benefit obligations
Present value of the obligations	$ 6,731	$ 7,377
Less: Fair value of plan assets	(2,901)	(3,426)
Provisions - Provisions for pensions	3,830	3,951
Of which: Internal provisions for pensions	3,830	3,951
Pension plan
Defined benefit obligations
Present value of the obligations	2,019	2,283
Post-employment benefits
Defined benefit obligations
Present value of the obligations	4,000	4,440
Other
Defined benefit obligations
Present value of the obligations	$ 712	$ 654